CONSOLIDATED STATEMENTS OF CHANGES IN COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Class A Common Stock Common Stock	Class A common stock subject to possible redemption Common Stock	Class A common stock subject to possible redemption	Class B common stock Common Stock	Additional Paid-in Capital Private placement warrants	Additional Paid-in Capital Public Warrants	Additional Paid-in Capital Rights	Additional Paid-in Capital	Accumulated Deficit	Private placement warrants	Public Warrants	Rights	Total
Balance at the beginning (in shares) at Dec. 31, 2021				2,300,000
Balance at the beginning at Dec. 31, 2021				$ 230				$ 24,770	$ (19,889)				$ 5,111
Increase (Decrease) in Stockholders' Equity
Issuance of stock, net of issuance costs					$ 3,040,000	$ 1,460,494	$ 3,894,923			$ 3,040,000	$ 1,460,494	$ 3,894,923
Issuance of Class A Common stock, net of issuance costs of $8,139,659 (in shares)		9,200,000
Issuance of Class A Common stock, net of issuance costs of $8,139,659		$ 77,893,526
Fair value of underwriter's overallotment options exercised								52,147					52,147
Deemed capital contribution by the Sponsor through transfer of Class B shares								2,508,632					2,508,632
Issuance of Representative Shares (in shares)	138,000
Issuance of Representative Shares	$ 14							622,868					622,882
Accretion to redemption value of Class A Common stock subject to possible redemption		15,026,474						$ (11,603,834)	(3,422,640)				(15,026,474)
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		$ 848,637							(848,637)				(848,637)
Net loss									(3,763,638)				(3,763,638)
Balance at the end (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the end at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Balance at the end (in shares) at Dec. 31, 2022	138,000			2,300,000
Balance at the end at Dec. 31, 2022	$ 14			$ 230					(8,054,804)				(8,054,560)
Increase (Decrease) in Stockholders' Equity
Net loss									(585,537)				(585,537)
Balance at the end (in shares) at Mar. 31, 2023		9,200,000
Balance at the end at Mar. 31, 2023		$ 94,499,825
Balance at the end (in shares) at Mar. 31, 2023	138,000			2,300,000
Balance at the end at Mar. 31, 2023	$ 14			$ 230					(9,371,528)				(9,371,284)
Balance at the beginning (in shares) at Dec. 31, 2022		9,200,000	9,200,000
Balance at the beginning at Dec. 31, 2022		$ 93,768,637	$ 93,768,637
Balance at the beginning (in shares) at Dec. 31, 2022	138,000			2,300,000
Balance at the beginning at Dec. 31, 2022	$ 14			$ 230					(8,054,804)				(8,054,560)
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A Common stock subject to possible redemption due to dividend and interest income earned		3,434,458							(3,434,458)				(3,434,458)
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments		$ 2,491,431	$ 2,491,431						(2,491,431)				(2,491,431)
Redemption of Class A common stock (in shares)		(1,961,875)
Redemption of Class A common stock		$ (20,961,169)
Net loss									(14,943,203)				(14,943,203)
Balance at the end (in shares) at Dec. 31, 2023		7,238,125	7,238,125
Balance at the end at Dec. 31, 2023		$ 78,733,357	$ 78,733,357
Balance at the end (in shares) at Dec. 31, 2023	138,000			2,300,000
Balance at the end at Dec. 31, 2023	$ 14			$ 230					(28,923,896)				(28,923,652)
Increase (Decrease) in Stockholders' Equity
Accretion to redemption value of Class A common stock subject to possible redemption due to extension payments		$ 977,147	$ 977,147
Net loss									(9,631,284)				(9,631,284)
Balance at the end (in shares) at Mar. 31, 2024		7,238,125	7,238,125
Balance at the end at Mar. 31, 2024		$ 80,469,992	$ 80,469,992
Balance at the end (in shares) at Mar. 31, 2024	138,000			2,300,000
Balance at the end at Mar. 31, 2024	$ 14			$ 230					$ (40,291,815)				$ (40,291,571)